Financial instruments and financial risk management - Capital risk (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments and financial risk management
Cash and cash equivalents	€ 190,867	€ 89,897	€ 35,514	€ 32,180
Total capital		€ 433,700